Common Share Repurchases (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Repurchase program
Amount	$ 20,045	$ 62,294	$ 52,827
Common share repurchase authorization	On November 17, 2009, the Board of Directors of U.S. Cellular authorized the repurchase of up to 1,300,000 Common Shares on an annual basis beginning in 2009 and continuing each year thereafter, on a cumulative basis. These purchases will be made pursuant to open market purchases, block purchases, private purchases, or otherwise, depending on market prices and other conditions. This authorization does not have an expiration date.
Treasury Shares
Repurchase program
Amount	20,045	62,294	52,827
Common Shares
Common stockholders' equity, other disclosures
Voting rights, board of directors	25%
Repurchase program
Number of shares acquired	571,000	1,276,000	1,235,000
Average cost per share	$ 35.11	$ 48.82	$ 42.76
Amount	$ 20,045	$ 62,294	$ 52,827
Common share repurchase authorization	On November 17, 2009, the Board of Directors of U.S. Cellular authorized the repurchase of up to 1,300,000 Common Shares on an annual basis beginning in 2009 and continuing each year thereafter, on a cumulative basis. These purchases will be made pursuant to open market purchases, block purchases, private purchases, or otherwise, depending on market prices and other conditions.
Repurchase authorization, additional number of shares	1,300,000
Repurchase expiration	This authorization does not have an expiration date.
Common Shares | 401(k)
Common stockholders' equity, other disclosures
Shares reserved	67,215
Common Shares | Treasury Shares
Common stockholders' equity, other disclosures
Shares reissued	182,195	286,211	241,954
Series A Common Shares
Common stockholders' equity, other disclosures
Voting rights, board of directors	75%